Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 6,506,073		$ 6,810,992		$ 168,850
Less: Debt Discount		(173,680)		(1,426,728)		(8,120)
Less: Debt Issuance Costs		(5,477)		(14,665)		(1,537)
Total		6,326,916		$ 5,369,599		159,193
The July 2021 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal						$ 168,850
Interest Rate				6.00%
Conversion Price	[1]
Maturity Date				July -22
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				$ 50,092
Interest Rate		11.00%		11.00%
Conversion Price					[1]
Maturity Date		May-23		May-23
Warrants granted, Quantity
Warrants granted, Exercise Price
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 990,000		$ 990,000
Interest Rate		18.00%		18.00%
Conversion Price		$ 2		$ 2	[1]
Maturity Date		November-22		November-22
Warrants granted, Quantity		4,000,000		4,000,000
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price		$ 3		$ 3
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price		$ 6		$ 6
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal	[2]	$ 2,250,000		$ 3,750,000
Interest Rate		18.00%	[2]	18.00%
Conversion Price		$ 0.2	[2]	$ 0.2	[1]
Maturity Date		March-23	[2]	March-23
Warrants granted, Quantity		2,150,000	[2]	2,150,000
Warrants granted, Exercise Price	[2]
The July 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price		3	[2]	$ 3
The July 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price		$ 6	[2]	$ 6
The First October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				$ 104,250
Interest Rate		10.00%		10.00%
Conversion Price					[1]
Maturity Date		September-23		September-23
The Second October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal		$ 111,428		$ 300,000
Interest Rate		10.00%		10.00%
Conversion Price					[1]
Maturity Date		October-23		October-23
Warrants granted, Exercise Price
The Second October 2022 Convertible Loan Agreement [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price
The Second October 2022 Convertible Loan Agreement [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price
The Third October 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal				$ 866,650
Interest Rate		10.00%		10.00%
Conversion Price		$ 0.2		$ 0.2	[1]
Maturity Date		April-23		April-23
The December 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Outstanding Principal	[3]	$ 250,000		$ 750,000
Interest Rate	[3]
Conversion Price		$ 0.2	[3]	$ 0.2	[1]
Maturity Date		April-23	[3]	April-23
Warrants granted, Quantity		562,500	[3]	562,500
Warrants granted, Exercise Price		$ 0.2	[3]	$ 0.2
The December 2022 Convertible Loan Agreement [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price	[3]
The December 2022 Convertible Loan Agreement [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of Convertible Notes Payable [Line Items]
Warrants granted, Exercise Price	[3]

[1]	As subject to adjustment as further outlined in the notes
[2]	Note was in default as of June 30, 2023
[3]	Note is in default as of the date of this filing